Equipment and leasehold improvements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
A breakdown of cost, accumulated depreciation, additions and disposals of equipment and leasehold improvements is as follows:

	IT equipment	Furniture and fixtures	Leasehold improvement	Other equipment	Total
Cost:
Balance as of January 1, 2016	3,366	2,002	7,412	457	13,237
Additions	1,436	2,137	239	161	3,973
Disposals	(416)	(361)	(880)	-	(1,657)
Balance as of December 31, 2016	4,386	3,778	6,771	618	15,553
Additions	246	461	39	1,908	2,654
Disposals	(462)	(2,255)	-	(21)	(2,738)
Balance as of December 31, 2017	4,170	1,984	6,810	2,505	15,469
Additions	411	12	111	69	603
Disposals	(253)	(97)	(80)	(62)	(492)
Reclassifications	10	-	-	-	10
Balance as of December 31, 2018	4,338	1,899	6,841	2,512	15,590

Accumulated depreciation:
Balance as of January 1, 2016	2,671	1,491	2,536	366	7,064
Amortisation for the year	483	384	513	77	1,457
Disposals	(412)	(230)	(875)	-	(1,517)
Balance as of December 31, 2016	2,742	1,645	2,174	443	7,004
Amortisation for the year	587	149	474	368	1,578
Disposals	(459)	(54)	-	(20)	(533)
Balance as of December 31, 2017	2,870	1,740	2,648	791	8,049
Amortisation for the year	516	64	480	222	1,282
Disposals	(159)	(89)	(127)	(94)	(469)
Reclassifications	42	-	-	-	42
Balance as of December 31, 2018	3,269	1,715	3,001	919	8,904

Carrying amounts as of:
December 31, 2018	1,069	184	3,840	1,593	6,686
December 31, 2017	1,300	244	4,162	1,714	7,420
December 31, 2016	1,644	2,133	4,597	175	8,549